Income Taxes (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxes [Line Items]
Deferred tax liability (asset)	$ (70,809,083)	$ (53,998,782)
Deferred taxes related to credited items (charged) directly to equity	(9,909,958)	(23,732,154)
Deferred taxes from tax loss carry forwards absortion	2,253,330	8,644,117
Conversion effect	2,461,738	(1,036,695)
Deferred taxes against equity	1,097,001	408,928
Deferred taxes from business combinations	(2,146,938)	(805,010)
Other deferred movements taxes		(289,487)
Changes	(6,244,827)	(16,810,301)
Deferred tax liability (asset)	$ (77,053,910)	$ (70,809,083)